Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current assets:
Cash and cash equivalents	$ 3,942	$ 30,618	$ 12,048
Cash segregated for regulatory purpose	1,283	9,969	38,485
Receivables from:
Broker-dealers, net of allowance of nil and HKD9,000 as of December 31, 2023 and 2024, respectively	34	267	1,020
Clearing organization, net of allowance of nil as of December 31, 2023 and 2024	90	696	2,285
Prepaid expenses and other current assets	706	5,485	4,683
Income tax recoverable	89	692
Total current assets	8,308	64,546	102,617
Non-current assets:
Property and equipment, net	124	966	16
Right-of-use assets	268	2,083	1,077
Intangible asset, net	77	600	600
Deferred tax assets	397	3,087	2,105
Refundable deposit	58	447	229
Total non-current assets	924	7,183	4,027
TOTAL ASSETS	9,232	71,729	106,644
Payables to:
Clearing organizations	3	25	10
Accruals and other current liabilities	346	2,686	1,458
Accrued commission expense	170	1,327	1,285
Lease liabilities - current	146	1,133	1,123
Income taxes payable			1,165
Total current liabilities	1,996	15,516	45,902
Non-current liabilities:
Lease liabilities - non-current	128	994
Total non-current liabilities	128	994
TOTAL LIABILITIES	2,124	16,510	45,902
COMMITMENTS AND CONTINGENCIES (note 15)
Shareholders’ equity
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil share issued and outstanding as of December 31, 2023 and 2024 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2023 and 2024	1	9	9
Additional paid-in capital	8,130	63,155	63,155
Accumulated deficit	(1,023)	(7,945)	(2,422)
Total shareholders’ equity	7,108	55,219	60,742
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,232	71,729	106,644
Nonrelated Party [Member]
Current assets:
Loans to customers	2,047	15,901	27,020
Receivables from:
Receivables from customers	21	167	7,592
Payables to:
Payables to customers	632	4,912	28,879
Related Party [Member]
Current assets:
Loans to customers			7,457
Receivables from:
Receivables from customers	44	343	1,125
Amount due from related parties	52	408	902
Payables to:
Payables to customers	$ 699	$ 5,433	$ 11,982